Distribution Date:	03/12/25	COMM 2015-CCRE23 Mortgage Trust
Determination Date:	03/06/25
Next Distribution Date:	04/11/25
Record Date:	02/28/25	Commercial Mortgage Pass-Through Certificates
Series 2015-CCRE23

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	6
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	7
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Mount Street US (Georgia) LLP, a Georgia limited liability
Current Mortgage Loan and Property Stratification	9-13		partnership
			Steve Luther		Steve.Luther@mountstreet.com;
Mortgage Loan Detail (Part 1)	14-15				Special.servicing@mountstreet.com
Mortgage Loan Detail (Part 2)	16-17		2839 Paces Ferry Road , Suite 200 | Atlanta, GA 30339 | United States
Principal Prepayment Detail	18	Operating Advisor	Pentalpha Surveillance LLC
Historical Detail	19		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	20		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
Specially Serviced Loan Detail - Part 1	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	26		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	27	Controlling Class	Deer Park Road Management Company, LP
		Representative
Supplemental Notes	28
			KPatten@deerparkrd.com	(970) 457-4340	KPatten@deerparkrd.com
			1195 Bangtail Way | Steamboat Springs, CO 80487 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12593AAW5	1.536000%	53,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12593AAX3	2.852000%	168,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12593AAY1	3.257000%	85,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12593AAZ8	3.230000%	270,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12593ABA2	3.497000%	381,594,000.00	70,207,258.03	70,207,258.03	204,595.65	0.00	0.00	70,411,853.68	0.00	0.00%	30.00%
A-M	12593ABC8	3.801000%	101,016,000.00	101,016,000.00	42,261,624.46	319,968.18	0.00	0.00	42,581,592.64	58,754,375.54	82.56%	22.63%
B	12593ABD6	4.183000%	92,797,000.00	92,797,000.00	0.00	323,474.88	0.00	0.00	323,474.88	92,797,000.00	55.02%	15.85%
C	12593ABE4	4.491692%	61,295,000.00	61,295,000.00	0.00	229,431.88	0.00	0.00	229,431.88	61,295,000.00	36.82%	11.38%
D	12593ABF1	4.491692%	58,212,000.00	58,212,000.00	0.00	217,891.97	0.00	0.00	217,891.97	58,212,000.00	19.54%	7.13%
E	12593AAJ4	3.234000%	27,394,000.00	27,394,000.00	0.00	73,826.83	0.00	0.00	73,826.83	27,394,000.00	11.41%	5.13%
F*	12593AAL9	4.491692%	29,107,000.00	29,107,000.00	0.00	70,704.94	0.00	0.00	70,704.94	29,107,000.00	2.77%	3.00%
G	12593AAN5	4.491692%	41,091,186.00	9,334,120.07	0.00	0.00	0.00	0.00	0.00	9,334,120.07	0.00%	0.00%
CM-A	12593AAE5	2.918000%	33,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	91.38%
CM-B	12593ABL8	0.000000%	84,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	69.63%
CM-C	12593ABN4	0.000000%	87,381,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	47.13%
CM-D	12593ABQ7	0.000000%	121,483,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	15.87%
CM-E	12593ABS3	0.000000%	61,636,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	12593AAQ8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12593AAS4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12593AAU9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,758,206,186.03	449,362,378.10	112,468,882.49	1,439,894.33	0.00	0.00	113,908,776.82	336,893,495.61

X-A	12593ABB0	0.815342%	1,059,810,000.00	171,223,258.03	0.00	116,337.93	0.00	0.00	116,337.93	58,754,375.54

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-B	12593AAA3	0.185900%	154,092,000.00	154,092,000.00	0.00	23,871.40	0.00	0.00	23,871.40	154,092,000.00
X-C	12593AAC9	0.000000%	58,212,000.00	58,212,000.00	0.00	0.00	0.00	0.00	0.00	58,212,000.00
X-D	12593AAG0	1.257692%	27,394,000.00	27,394,000.00	0.00	28,711.01	0.00	0.00	28,711.01	27,394,000.00
CM-X-CP	12593ABG9	0.000000%	33,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-X-EXT	12593ABJ3	0.000000%	33,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			1,366,508,000.00	410,921,258.03	0.00	168,920.34	0.00	0.00	168,920.34	298,452,375.54

Deal Distribution Total					112,468,882.49	1,608,814.67	0.00	0.00	114,077,697.16

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12593AAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12593AAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12593AAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12593AAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12593ABA2	183.98417698	183.98417698	0.53616055	0.00000000	0.00000000	0.00000000	0.00000000	184.52033753	0.00000000
A-M	12593ABC8	1,000.00000000	418.36564960	3.16750000	0.00000000	0.00000000	0.00000000	0.00000000	421.53314960	581.63435040
B	12593ABD6	1,000.00000000	0.00000000	3.48583338	0.00000000	0.00000000	0.00000000	0.00000000	3.48583338	1,000.00000000
C	12593ABE4	1,000.00000000	0.00000000	3.74307660	0.00000000	0.00000000	0.00000000	0.00000000	3.74307660	1,000.00000000
D	12593ABF1	1,000.00000000	0.00000000	3.74307651	0.00000000	0.00000000	0.00000000	0.00000000	3.74307651	1,000.00000000
E	12593AAJ4	1,000.00000000	0.00000000	2.69500000	0.00000000	0.00000000	0.00000000	0.00000000	2.69500000	1,000.00000000
F	12593AAL9	1,000.00000000	0.00000000	2.42913870	1.31393754	1.31393754	0.00000000	0.00000000	2.42913870	1,000.00000000
G	12593AAN5	227.15625852	0.00000000	0.00000000	0.85026336	109.91339676	0.00000000	0.00000000	0.00000000	227.15625852
CM-A	12593AAE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-B	12593ABL8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-C	12593ABN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-D	12593ABQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-E	12593ABS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	12593AAQ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12593AAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12593AAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12593ABB0	161.56033443	0.00000000	0.10977244	0.00000000	0.00000000	0.00000000	0.00000000	0.10977244	55.43859328
X-B	12593AAA3	1,000.00000000	0.00000000	0.15491654	0.00000000	0.00000000	0.00000000	0.00000000	0.15491654	1,000.00000000
X-C	12593AAC9	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	12593AAG0	1,000.00000000	0.00000000	1.04807659	0.00000000	0.00000000	0.00000000	0.00000000	1.04807659	1,000.00000000
CM-X-CP	12593ABG9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-X-EXT	12593ABJ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	02/01/25 - 02/28/25	30	0.00	204,595.65	0.00	204,595.65	0.00	0.00	0.00	204,595.65	0.00
X-A	02/01/25 - 02/28/25	30	0.00	116,337.93	0.00	116,337.93	0.00	0.00	0.00	116,337.93	0.00
X-B	02/01/25 - 02/28/25	30	0.00	23,871.40	0.00	23,871.40	0.00	0.00	0.00	23,871.40	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	02/01/25 - 02/28/25	30	0.00	28,711.01	0.00	28,711.01	0.00	0.00	0.00	28,711.01	0.00
A-M	02/01/25 - 02/28/25	30	0.00	319,968.18	0.00	319,968.18	0.00	0.00	0.00	319,968.18	0.00
B	02/01/25 - 02/28/25	30	0.00	323,474.88	0.00	323,474.88	0.00	0.00	0.00	323,474.88	0.00
C	02/01/25 - 02/28/25	30	0.00	229,431.88	0.00	229,431.88	0.00	0.00	0.00	229,431.88	0.00
D	02/01/25 - 02/28/25	30	0.00	217,891.97	0.00	217,891.97	0.00	0.00	0.00	217,891.97	0.00
E	02/01/25 - 02/28/25	30	0.00	73,826.83	0.00	73,826.83	0.00	0.00	0.00	73,826.83	0.00
F	02/01/25 - 02/28/25	30	0.00	108,949.73	0.00	108,949.73	38,244.78	0.00	0.00	70,704.94	38,244.78
G	02/01/25 - 02/28/25	30	4,481,533.50	34,938.33	0.00	34,938.33	34,938.33	0.00	0.00	0.00	4,516,471.83
CM-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-X-CP	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-X-EXT	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			4,481,533.50	1,681,997.79	0.00	1,681,997.79	73,183.11	0.00	0.00	1,608,814.67	4,554,716.61

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
		Excess Liquidation Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	114,077,697.16	Beginning Reserve Account Balance	0.00
Pooled Available Funds	114,077,697.15	Deposit Amount	0.00
Non-Pooled Available Funds	0.00	Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,532,401.20	Master Servicing Fee	6,414.40
Interest Reductions due to Nonrecoverability Determination	(56,426.05)	Certificate Administrator Fee	978.31
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	174.75
ARD Interest	0.00	Operating Advisor Fee	499.76
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	157,938.67
Total Interest Collected	1,633,913.82	Total Fees	8,277.22

Principal		Expenses/Reimbursements
Scheduled Principal	37,591,631.00	Reimbursement for Interest on Advances	(551.52)
Unscheduled Principal Collections		ASER Amount	7,945.56
Principal Prepayments	74,877,251.49	Special Servicing Fees (Monthly)	8,280.58
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,897.30
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(750.00)
Total Principal Collected	112,468,882.49	Total Expenses/Reimbursements	16,821.92

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,608,814.67
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	112,468,882.49
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	114,077,697.16
Total Funds Collected	114,102,796.31	Total Funds Distributed	114,102,796.30

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	449,362,378.10	449,362,378.10	Beginning Certificate Balance	449,362,378.10
(-) Scheduled Principal Collections	37,591,631.00	37,591,631.00	(-) Principal Distributions	112,468,882.49
(-) Unscheduled Principal Collections	74,877,251.49	74,877,251.49	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	336,893,495.61	336,893,495.61	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	450,742,340.94	450,742,340.94	Ending Certificate Balance	336,893,495.61
Ending Actual Collateral Balance	338,296,059.91	338,296,059.91

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	22,874,409.04	6.79%	1	4.2200	NAP	Defeased	1	22,874,409.04	6.79%	1	4.2200	NAP
7,499,999 or less	17	57,538,168.29	17.08%	1	4.4034	1.493217	1.39 or less	7	106,019,070.67	31.47%	1	4.2590	0.586834
7,500,000 to 14,999,999	7	74,115,879.58	22.00%	1	4.3615	1.883352	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	6	109,902,533.93	32.62%	1	4.2102	1.217014	1.45 to 1.54	7	91,796,724.61	27.25%	1	4.3462	1.489345
25,000,000 to 49,999,999	2	72,462,504.77	21.51%	1	4.4684	1.418406	1.55 to 1.99	8	29,385,468.28	8.72%	1	4.3670	1.789970
50,000,000 to 74,999,999	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.49	7	45,347,189.89	13.46%	1	4.3039	2.138189
75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.50 to 2.99	3	41,470,633.12	12.31%	1	4.5604	2.737960
Totals	33	336,893,495.61	100.00%	1	4.3327	1.486891	3.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	33	336,893,495.61	100.00%	1	4.3327	1.486891
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	23	22,874,409.04	6.79%	1	4.2200	NAP
							Defeased	23	22,874,409.04	6.79%	1	4.2200	NAP
California	7	113,632,763.89	33.73%	1	4.3652	1.470025
							Industrial	1	2,712,781.20	0.81%	1	4.2300	1.900000
Colorado	1	1,959,129.91	0.58%	1	4.7100	1.520000
							Lodging	4	39,403,234.88	11.70%	1	4.6970	2.543372
Connecticut	1	3,750,000.00	1.11%	1	3.9315	2.520000
							Mixed Use	2	16,581,929.52	4.92%	2	4.3363	2.383319
Florida	2	6,392,582.78	1.90%	1	4.2235	1.450000
							Mobile Home Park	3	10,184,564.51	3.02%	1	4.1755	1.580804
Georgia	2	11,187,717.10	3.32%	0	4.4006	0.543827
							Multi-Family	11	78,809,376.34	23.39%	1	4.2611	1.575313
Illinois	11	20,510,680.33	6.09%	0	4.3880	0.610976
							Office	15	116,887,752.56	34.70%	1	4.3222	0.811374
Iowa	2	13,707,000.71	4.07%	1	4.8415	1.540000
							Retail	10	49,439,447.55	14.68%	1	4.2700	1.659750
Michigan	3	35,201,309.35	10.45%	2	4.1304	1.152983
							Totals	69	336,893,495.61	100.00%	1	4.3327	1.486891
Minnesota	2	1,456,000.00	0.43%	1	5.1660	1.881339

Mississippi	1	9,764,476.20	2.90%	2	4.1935	2.190000

Missouri	1	2,978,476.51	0.88%	1	5.1610	1.720000

Nevada	1	14,443,389.70	4.29%	1	4.2085	2.160000

New York	2	20,712,781.20	6.15%	1	4.4212	1.543698

Ohio	5	35,209,248.93	10.45%	1	4.1981	1.549551

Oregon	2	15,822,904.70	4.70%	1	4.2438	1.929942

South Dakota	1	3,294,450.77	0.98%	1	4.4500	2.070000

Texas	2	3,996,174.48	1.19%	2	4.8319	2.165211

Totals	69	336,893,495.61	100.00%	1	4.3327	1.486891

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	22,874,409.04	6.79%	1	4.2200	NAP	Defeased	1	22,874,409.04	6.79%	1	4.2200	NAP
	4.4999% or less	22	249,672,713.19	74.11%	1	4.2396	1.318276	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	4	42,208,721.68	12.53%	1	4.6448	2.257263	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75000% or greater	6	22,137,651.70	6.57%	1	4.9041	1.699528	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	336,893,495.61	100.00%	1	4.3327	1.486891	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	32	314,019,086.57	93.21%	1	4.3409	1.471367
								Totals	33	336,893,495.61	100.00%	1	4.3327	1.486891
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	22,874,409.04	6.79%	1	4.2200	NAP	Defeased	1	22,874,409.04	6.79%	1	4.2200	NAP
	60 months or less	32	314,019,086.57	93.21%	1	4.3409	1.471367	Interest Only	6	31,792,500.00	9.44%	1	4.4353	1.996764
61 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	26	282,226,586.57	83.77%	1	4.3302	1.412182
115 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	336,893,495.61	100.00%	1	4.3327	1.486891	Totals	33	336,893,495.61	100.00%	1	4.3327	1.486891
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	22,874,409.04	6.79%	1	4.2200	NAP			No outstanding loans in this group
Underwriter's Information		1	1,959,129.91	0.58%	1	4.7100	1.520000
	12 months or less	24	249,699,111.07	74.12%	1	4.3323	1.507735
	13 months to 24 months	7	62,360,845.59	18.51%	1	4.3636	1.324220
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	336,893,495.61	100.00%	1	4.3327	1.486891
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
6	30309174	OF	Van Nuys	CA	Actual/360	4.325%	143,436.74	98,281.09	0.00	N/A	04/06/25	--	42,640,152.74	42,541,871.65	03/06/25
8	30309208	LO	San Diego	CA	Actual/360	4.672%	109,025.19	80,704.34	0.00	N/A	04/06/25	--	30,001,337.46	29,920,633.12	03/06/25
9	30309171	RT	Lake Arrowhead	CA	Actual/360	4.950%	104,586.17	27,165,238.08	0.00	N/A	03/06/25	--	27,165,238.08	0.00	03/06/25
11	30309215	MF	Los Angeles	CA	Actual/360	4.660%	106,026.38	29,250,000.00	0.00	N/A	05/06/25	--	29,250,000.00	0.00	03/06/25
12	30309162	SS	Various	Various	Actual/360	4.220%	75,254.23	53,419.38	0.00	N/A	04/06/25	--	22,927,828.42	22,874,409.04	03/06/25
13	30309211	MU	Fort Worth	TX	Actual/360	4.240%	69,249.91	20,998,962.38	0.00	N/A	05/06/25	--	20,998,962.38	0.00	03/06/25
14	30295373	MF	Novi	MI	Actual/360	3.940%	61,229.78	57,260.90	0.00	N/A	05/06/25	--	19,980,712.10	19,923,451.20	03/06/25
16	30309176	MF	Various	Various	Actual/360	4.223%	69,938.03	52,659.41	0.00	N/A	04/06/25	--	21,290,475.96	21,237,816.55	03/06/25
18	30309183	RT	Cuyahoga Falls	OH	Actual/360	4.200%	55,328.56	47,365.05	0.00	N/A	05/06/25	--	16,937,313.15	16,889,948.10	03/06/25
21	30309188	Various Champaign		IL	Actual/360	4.350%	0.00	0.00	0.00	N/A	03/06/25	--	16,677,650.32	16,677,650.32	05/06/22
22	30309216	OF	San Francisco	CA	Actual/360	4.130%	55,295.67	40,480.03	0.00	N/A	04/06/25	--	17,214,147.79	17,173,667.76	03/06/25
23	30309202	OF	New York	NY	Actual/360	4.450%	62,300.00	0.00	0.00	N/A	04/06/25	--	18,000,000.00	18,000,000.00	01/06/25
24	30309175	RT	Las Vegas	NV	Actual/360	4.208%	47,410.46	40,701.95	0.00	N/A	04/06/25	--	14,484,091.65	14,443,389.70	03/06/25
26	30309201	MF	West Des Moines	IA	Actual/360	4.841%	51,767.68	40,482.71	0.00	N/A	04/06/25	--	13,747,483.42	13,707,000.71	03/06/25
31	30295233	MF	Gresham	OR	Actual/360	4.370%	35,530.20	26,843.60	0.00	N/A	04/06/25	--	10,453,475.28	10,426,631.68	03/06/25
32	30309191	OF	Pomona	CA	Actual/360	4.100%	29,397.16	26,170.65	0.00	N/A	04/06/25	--	9,218,622.42	9,192,451.77	03/06/25
34	30309214	MF	Starkville	MS	Actual/360	4.194%	31,917.94	21,465.75	0.00	N/A	05/06/25	--	9,785,941.95	9,764,476.20	03/06/25
35	30309145	MU	Royal Oak	MI	Actual/360	4.250%	29,110.18	24,511.27	0.00	N/A	05/06/25	--	8,806,440.79	8,781,929.52	03/06/25
36	30309217	OF	San Diego	CA	Actual/360	4.300%	22,712.89	6,791,228.99	0.00	N/A	04/06/25	--	6,791,228.99	0.00	03/06/25
40	30295168	OF	Utica	MI	Actual/360	4.553%	23,063.75	17,721.01	0.00	N/A	04/06/25	--	6,513,649.64	6,495,928.63	03/06/25
42	30309209	RT	Denver	CO	Actual/360	4.200%	23,440.51	7,175,666.13	0.00	N/A	04/06/25	--	7,175,666.13	0.00	03/06/25
43	30309185	OF	Atlanta	GA	Actual/360	4.350%	23,166.02	15,912.21	0.00	N/A	02/06/25	--	6,847,100.32	6,831,188.11	02/06/24
44	30309172	MU	San Diego	CA	Actual/360	4.434%	26,896.57	0.00	0.00	N/A	04/06/25	--	7,800,000.00	7,800,000.00	03/06/25
51	30309156	MH	Damascus	OR	Actual/360	4.000%	16,836.65	15,508.24	0.00	N/A	04/01/25	--	5,411,781.26	5,396,273.02	03/01/25
52	30309169	LO	Titusville	FL	Actual/360	4.520%	18,542.61	5,274,446.38	0.00	N/A	03/06/25	--	5,274,446.38	0.00	03/06/25
55	30309210	RT	Limerick Township	PA	Actual/360	4.333%	17,021.08	5,050,599.85	0.00	N/A	05/06/25	--	5,050,599.85	0.00	03/06/25
57	30309159	MF	Cincinnati	OH	Actual/360	4.200%	14,156.06	4,333,488.58	0.00	N/A	03/06/25	--	4,333,488.58	0.00	03/06/25
59	30309179	RT	Thousand Oaks	CA	Actual/360	4.150%	13,513.87	11,763.50	0.00	N/A	05/06/25	--	4,186,741.51	4,174,978.01	03/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
60	30309160	RT	McDonough	GA	Actual/360	4.480%	15,217.94	10,865.74	0.00	N/A	04/06/25	--	4,367,394.73	4,356,528.99	03/06/25
62	30309181	MF	Las Vegas	NV	Actual/360	4.105%	11,626.77	3,641,585.11	0.00	N/A	05/06/25	--	3,641,585.11	0.00	03/06/25
63	30309192	LO	Sioux Falls	SD	Actual/360	4.450%	11,448.58	13,325.74	0.00	N/A	04/06/25	--	3,307,776.51	3,294,450.77	03/06/25
64	30309178	LO	Marshall	TX	Actual/360	4.750%	11,904.55	12,610.50	0.00	N/A	05/06/25	--	3,222,284.98	3,209,674.48	03/06/25
65	30295184	OF	Chicago	IL	Actual/360	4.553%	13,603.83	8,112.11	0.00	N/A	04/06/25	--	3,841,142.13	3,833,030.02	03/06/25
66	30309190	RT	Gallipolis	OH	Actual/360	4.080%	11,050.49	8,231.07	0.00	N/A	04/06/25	--	3,482,298.13	3,474,067.06	03/06/25
67	30309198	LO	Blue Springs	MO	Actual/360	5.161%	12,000.76	11,165.57	0.00	N/A	04/06/25	--	2,989,642.08	2,978,476.51	04/06/24
70	30309173	MF	Norwalk	CT	Actual/360	3.932%	11,466.88	0.00	0.00	N/A	04/06/25	--	3,750,000.00	3,750,000.00	03/06/25
71	30295116	IN	Syracuse	NY	Actual/360	4.230%	8,961.73	11,149.29	0.00	N/A	04/06/25	--	2,723,930.49	2,712,781.20	03/06/25
73	30309157	MH	Colton	CA	Actual/360	4.140%	9,135.59	7,979.05	0.00	N/A	05/01/25	--	2,837,140.63	2,829,161.58	03/01/25
77	30309155	MH	Monument	CO	Actual/360	4.710%	7,196.24	5,265.50	0.00	N/A	04/01/25	--	1,964,395.41	1,959,129.91	03/01/25
79	30309180	RT	Plano	TX	Actual/360	4.166%	3,958.62	1,221,711.33	0.00	N/A	05/06/25	--	1,221,711.33	0.00	03/06/25
80	30309200	RT	Paynesville	MN	Actual/360	5.166%	3,238.51	806,000.00	0.00	03/06/25	03/06/35	--	806,000.00	0.00	03/06/25
81	30309205	RT	Yorktown	TX	Actual/360	5.166%	3,160.16	0.00	0.00	04/06/25	04/06/35	--	786,500.00	786,500.00	03/06/25
82	30309206	RT	St Francis	MN	Actual/360	5.166%	2,951.22	0.00	0.00	04/06/25	04/06/35	--	734,500.00	734,500.00	03/06/25
83	30309207	RT	Battle Lake	MN	Actual/360	5.166%	2,898.99	0.00	0.00	04/06/25	04/06/35	--	721,500.00	721,500.00	02/06/25
Totals							1,475,975.15	112,468,882.49	0.00				449,362,378.10	336,893,495.61
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
6	2,069,941.21	1,792,364.83	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,578,914.05	6,754,687.05	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,355,342.38	2,986,240.47	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	10,245,595.11	11,835,649.12	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	867,364.48	1,449,115.23	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,355,963.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,959,198.70	1,978,035.71	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	690,564.63	0.00	--	--	05/06/24	3,949,624.41	102,013.31	(134.90)	2,982,153.90	0.00	0.00
22	2,334,160.00	1,756,957.04	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,165,591.56	1,213,815.09	01/01/24	12/31/24	--	0.00	0.00	131,127.50	131,127.50	0.00	0.00
24	2,320,706.98	2,409,519.13	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,828,309.23	1,790,571.89	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,617,283.26	0.00	--	--	--	0.00	0.00	0.00	0.00	35,152.19	0.00
32	519,594.63	126,395.71	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,414,287.25	2,021,245.97	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,132,356.28	1,351,342.76	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,025,870.33	1,166,524.28	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	477,248.71	382,905.33	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	856,399.00	67,952.00	01/01/24	09/30/24	10/07/24	2,351,145.68	70,669.93	31,077.28	436,967.93	0.00	0.00
44	967,972.67	1,045,980.59	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	586,697.60	646,130.51	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1,761,405.77	1,884,711.21	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	536,188.84	562,327.36	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
60	355,554.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	598,319.60	723,923.99	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	41,079.06	0.00
64	755,094.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	380,977.59	487,969.94	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
66	538,431.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	565,553.27	0.00	--	--	12/06/24	0.00	6,638.14	23,142.15	248,050.50	37,671.06	0.00
70	375,319.37	381,895.80	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
71	630,405.93	568,866.38	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
73	271,646.86	315,587.55	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
79	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
80	89,013.72	89,013.72	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
81	78,483.14	78,192.84	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
82	79,303.56	79,303.56	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
83	69,317.60	66,574.00	01/01/24	09/30/24	--	0.00	0.00	2,896.18	2,896.18	0.00	0.00
Totals	46,454,376.87	46,013,799.06				6,300,770.09	179,321.38	188,108.21	3,801,196.01	113,902.31	0.00

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		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
11	30309215	29,250,000.00	Payoff Prior to Maturity	0.00	0.00
13	30309211	20,940,460.08	Payoff Prior to Maturity	0.00	0.00
36	30309217	6,791,228.99	Payoff Prior to Maturity	0.00	0.00
42	30309209	7,175,666.13	Payoff Prior to Maturity	0.00	0.00
55	30309210	5,050,599.85	Payoff Prior to Maturity	0.00	0.00
62	30309181	3,641,585.11	Payoff Prior to Maturity	0.00	0.00
79	30309180	1,221,711.33	Payoff Prior to Maturity	0.00	0.00
80	30309200	806,000.00	Payoff Prior to Maturity	0.00	0.00
Totals		74,877,251.49		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/12/25	0	0.00	0	0.00	2	19,656,126.83	0	0.00	1	16,677,650.32	0	0.00	0	0.00	8	74,877,251.49	4.332674%	4.310717%	1
02/12/25	0	0.00	0	0.00	3	26,514,392.72	1	0.00	2	16,677,650.32	0	0.00	0	0.00	8	64,008,269.87	4.384502%	4.360633%	2
01/10/25	1	1,968,871.73	0	0.00	4	32,850,825.98	1	5,461,701.51	2	22,990,867.50	0	0.00	0	0.00	7	159,937,424.60	4.396430%	4.372040%	3
12/12/24	0	0.00	0	0.00	4	32,873,948.61	1	5,482,294.55	2	22,990,867.50	0	0.00	0	0.00	2	36,654,254.59	4.310888%	4.290353%	3
11/13/24	1	8,028,594.93	0	0.00	4	32,937,202.94	1	5,503,453.13	2	23,029,832.13	0	0.00	0	0.00	2	6,563,214.10	4.353052%	4.331706%	4
10/11/24	0	0.00	0	0.00	4	32,996,941.63	1	5,523,895.71	2	23,066,638.96	0	0.00	0	0.00	1	1,637,129.97	4.353103%	4.331835%	5
09/12/24	0	0.00	0	0.00	4	33,059,738.38	1	5,544,909.20	2	23,105,329.91	0	0.00	0	0.00	1	90,000,000.00	4.353713%	4.332463%	6
08/12/24	0	0.00	0	0.00	4	33,119,006.07	1	5,565,202.39	2	23,141,855.00	0	0.00	0	0.00	1	6,011,835.30	4.286030%	4.265767%	7
07/12/24	0	0.00	1	3,058,440.67	3	30,119,605.25	1	5,585,422.45	2	23,178,243.78	0	0.00	0	0.00	1	6,587,511.19	4.288386%	4.268180%	8
06/12/24	0	0.00	1	3,068,410.28	3	30,171,758.63	1	5,606,221.35	2	23,216,531.63	0	0.00	0	0.00	0	0.00	4.290273%	4.270128%	9
05/10/24	0	0.00	1	6,968,203.50	2	23,252,641.73	2	5,626,293.59	2	23,252,641.73	0	0.00	0	0.00	1	0.00	4.290431%	4.270284%	10
04/12/24	1	6,981,972.08	0	0.00	2	23,290,660.86	2	23,092,356.58	2	23,290,660.86	0	0.00	0	0.00	0	0.00	4.306955%	4.286630%	10
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
21	30309188	05/06/22	33	6	(134.90)	2,982,153.90	7,379.00	17,792,730.10	04/23/21	7			02/27/24
23	30309202	01/06/25	0	B	131,127.50	131,127.50	2,500.00	18,000,000.00	01/31/25	98
43	30309185	02/06/24	12	5	31,077.28	436,967.93	62,823.25	7,009,365.02	10/18/23	98
67	30309198	04/06/24	10	6	23,142.15	248,050.50	182,818.45	3,087,784.12	06/07/24	98
83	30309207	02/06/25	0	A	2,896.18	2,896.18	0.00	721,500.00
Totals					188,108.21	3,801,196.01	255,520.70	46,611,379.24
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		23,508,838	0	6,831,188		16,677,650
0 - 6 Months		311,142,157	308,163,681	2,978,477		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		2,242,500	2,242,500	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-25	336,893,496	310,406,181	0	0	9,809,665	16,677,650
Feb-25	449,362,378	422,847,985	0	0	9,836,742	16,677,650
Jan-25	530,777,532	495,957,835	1,968,872	0	9,859,958	22,990,868
Dec-24	832,377,485	799,503,536	0	0	9,883,081	22,990,868
Nov-24	885,262,102	844,296,304	8,028,595	0	9,907,371	23,029,832
Oct-24	893,341,473	860,344,531	0	0	9,930,303	23,066,639
Sep-24	896,590,658	863,530,919	0	0	9,954,408	23,105,330
Aug-24	988,114,453	954,995,447	0	0	9,977,151	23,141,855
Jul-24	995,644,344	962,466,298	0	3,058,441	6,941,361	23,178,244
Jun-24	1,003,847,497	970,607,329	0	3,068,410	6,955,227	23,216,532
May-24	1,005,384,473	975,163,628	0	6,968,204	0	23,252,642
Apr-24	1,024,449,756	976,731,716	6,981,972	0	0	40,736,068
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
21	30309188	16,677,650.32	17,792,730.10	16,400,000.00	04/04/24	401,427.63	0.34000	12/31/23	03/06/25	241
23	30309202	18,000,000.00	18,000,000.00	25,600,000.00	01/01/15	1,210,121.09	1.49000	12/31/24	04/06/25	I/O
43	30309185	6,831,188.11	7,009,365.02	5,000,000.00	05/23/24	67,952.00	0.17000	09/30/24	02/06/25	241
67	30309198	2,978,476.51	3,087,784.12	4,000,000.00	10/15/24	477,647.99	1.72000	12/31/23	04/06/25	180
Totals		44,487,314.94	45,889,879.24	51,000,000.00		2,157,148.71

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
21	30309188	Various	IL	04/23/21	7

3/6/2025 - 03.01.2025: The loan transferred to Special Servicing on 4/23/21 due to monetary default and a receiver appointed on 6/25/21. Fee-simple title transferred to the Trust via consented foreclosure on 2/27/2024. The portfolio consists of two retail strip centers totaling 38,517 sf and eight one-story office buildings totaling 161,674 sf, located in Champaign, IL. As of February 2025, the retail portfolio was 57.3% occupied and the office portfolio was 43.6% occupied. In February

2025, Specia l Servicer closed 1802, 1806, 2302 Fox Drive and 201 Knollwood, and used proceeds to reduce outstanding advances to the Trust and principal on the loan.

23	30309202	OF	NY	01/31/25	98

3/6/2025 - 03.01.2025: The loan transferred to Special Servicing effective 2/3/2025, due to imminent monetary / maturity default, with loan maturity on 4/6/2025. The underlying loan has an unpaid principal balance of $18.0m and is secured by a

14,7 77 square foot medical office condominium unit located on the ground floor and basement levels of 525 Park Avenue, a pre-war, 15-story mixed-use commercial and residential building located in New York, NY. The Borrower has been unable to secure refinancing, due to tight credit underwriting metrics that would not facilitate refinancing at UPB. Special Servicer is reviewing the credit file and has ordered a new appraisal and BOVs. Borrower has signed a pre-negotiation agreement and subsequently submitted a proposal for a loan modification, which is under review.

43	30309185	OF	GA	10/18/23	98
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

67	30309198	LO	MO	06/07/24	98
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
23	30309202	18,000,000.00	4.45000%	18,000,000.00 4.45000%		8	07/03/20	05/06/20	07/06/20
46	30309158	0.00	4.20000%	0.00	4.20000%	8	11/16/20	12/23/20	07/30/21
64	30309178	3,801,186.72	4.75000%	3,801,186.72 4.75000%		8	06/15/20	06/05/20	06/22/20
67	30309198	3,407,288.58	5.16100%	3,407,288.58 5.16100%		8	12/15/20	12/15/20	02/07/21
Totals		25,208,475.30		25,208,475.30
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
19	30309166	05/10/24	17,445,406.64	8,500,000.00	11,300,000.00	12,598,843.13	11,127,625.00	(1,471,218.13)	18,916,624.77	0.00	0.00	18,916,624.77	90.07%
20	30309170	09/12/23	17,328,776.88	16,000,000.00	14,543,104.72	4,862,397.43	14,543,104.72	9,680,707.29	7,648,069.59	0.00	915,056.25	6,733,013.34	33.33%
37	30309184	02/12/25	7,996,611.20	13,800,000.00	8,879,221.01	123,587.79	8,065,927.67	7,942,339.88	54,271.32	0.00	0.00	54,271.32	0.59%
47	30309203	02/12/25	6,313,217.18	8,900,000.00	7,229,887.80	3,915,984.47	6,912,721.32	2,996,736.85	3,316,480.33	0.00	0.00	3,316,480.33	44.51%
49	30309199	03/12/20	7,000,000.00	9,600,000.00	177,822.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
54	30294760	09/12/22	4,489,232.18	3,400,000.00	3,175,866.20	1,563,554.89	3,120,622.62	1,557,067.73	2,932,164.45	0.00	185,603.15	2,746,561.30	45.77%
75	30295208	10/13/21	2,987,247.88	5,810,000.00	3,558,732.93	569,326.84	3,556,574.72	2,987,247.88	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			63,560,491.96	66,010,000.00	48,864,634.98	23,633,694.55	47,326,576.05	23,692,881.50	32,867,610.46	0.00	1,100,659.40	31,766,951.06

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
19	30309166	05/10/24	0.00	0.00	18,916,624.77	0.00	0.00	17,445,406.64	0.00	(5,519,527.35)	11,925,879.29
20	30309170	10/11/24	0.00	0.00	6,733,013.34	0.00	0.00	16,317.50	0.00	0.00	6,733,013.34
		02/12/24	0.00	0.00	6,716,695.84	0.00	0.00	(931,373.75)	0.00	0.00
		09/12/23	0.00	0.00	7,648,069.59	0.00	0.00	7,648,069.59	0.00	0.00
37	30309184	02/12/25	0.00	0.00	54,271.32	0.00	0.00	54,271.32	0.00	0.00	54,271.32
47	30309203	02/12/25	0.00	0.00	3,316,480.33	0.00	0.00	3,316,480.33	0.00	0.00	3,316,480.33
49	30309199	03/25/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	30294760	04/12/23	0.00	0.00	2,746,561.30	0.00	0.00	1,154.73	0.00	0.00	2,746,177.15
		03/10/23	0.00	0.00	2,745,406.57	0.00	0.00	(30,708.94)	0.00	0.00
		01/12/23	0.00	0.00	2,775,731.36	0.00	0.00	(156,433.09)	0.00	0.00
		09/12/22	0.00	0.00	2,932,164.45	0.00	0.00	2,932,164.45	0.00	0.00
75	30295208	10/13/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	31,766,951.06	0.00	0.00	30,295,348.78	0.00	(5,519,527.35)	24,775,821.43

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	0.00	0.00	1,897.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	3,242.88	0.00	0.00	0.00	0.00	56,426.05	0.00	0.00	0.00	0.00
23	0.00	0.00	3,125.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3.70	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(4.50)	0.00	0.00	0.00
43	0.00	0.00	1,331.38	0.00	0.00	7,945.56	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(532.21)	0.00	(750.00)	0.00
67	0.00	0.00	581.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	24.43	0.00	0.00	0.00
80	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(42.94)	0.00	0.00	0.00
Total	0.00	0.00	8,280.58	0.00	1,897.30	7,945.56	0.00	56,426.05	(551.52)	0.00	(750.00)	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		73,247.97

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Supplemental Notes
None

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